MassMutual
Corporate Investors

Report for the

Nine Months Ended September 30, 2011

Adviser	Transfer Agent & Registrar
Babson Capital Management LLC *	Shareholder Financial Services, Inc. *
1500 Main Street, P.O. Box 15189	P.O. Box 173673
Springfield, Massachusetts 01115-5189	Denver, Colorado 80217-3673
1-800-647-7374
Independent Registered Public Accounting Firm
KPMG LLP	Internet Website
Boston, Massachusetts 02110	www.babsoncapital.com/mci

Counsel to the Trust	MassMutual Corporate Investors
Ropes & Gray LLP	c/o Babson Capital Management LLC
Boston, Massachusetts 02110	1500 Main Street, Suite 2200
Springfield, Massachusetts 01115
Custodian	(413) 226-1516
State Street Bank and Trust Company
Boston, Massachusetts 02110	* Member of the MassMutual Financial Group

Investment Objective and Policy	Form N-Q

MassMutual Corporate Investors (the “Trust”) is a closed-end management investment company, first offered to the public in 1971, whose shares are traded on the New York Stock Exchange under the trading symbol “MCI”. The Trust’s share price can be found in the financial section of most newspapers as “MassCp” or “MassMuInv” under either the New York Stock Exchange listings or Closed-End Fund Listings.

The Trust’s investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust’s principal investments are privately placed, below-investment grade, long-term debt obligations with equity features such as common stock, warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers in private placement transactions. These investments are typically mezzanine debt instruments with accompanying private equity securities made to small or middle market companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay principal.

Babson Capital Management LLC (“Babson Capital”) manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders in January, May, August, and November. The Trust pays dividends to its shareholders in cash, unless the shareholder elects to participate in the Dividend Reinvestment and Share Purchase Plan.

The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. This information is available (i) on the SEC’s website at http://www.sec.gov; and (ii) at the SEC’s Public Reference Room in Washington, DC (which information on their operation may be obtained by calling 1-800-SEC-0330). A complete schedule of portfolio holdings as of each quarter-end is available upon request by calling, toll-free, 866-399-1516.

Proxy Voting Policies & Procedures; Proxy Voting Record

The Trustees of the Trust have delegated proxy voting responsibilities relating to the voting of securities held by the Trust to Babson Capital. A description of Babson Capital’s proxy voting policies and procedures is available (1) without charge, upon request, by calling, toll-free 866-399-1516; (2) on the Trust’s website: http://www.babsoncapital.com/mci; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on the Trust’s website: http://www.babsoncapital. com/mci; and (2) on the SEC’s website at http://www.sec.gov.

TO OUR SHAREHOLDERS	MassMutual Corporate Investors

October 31, 2011

We are pleased to present the September 30, 2011 Quarterly Report of MassMutual Corporate Investors (the “Trust”).

The Board of Trustees declared a quarterly dividend of 30 cents per share, payable on November 10, 2011 to shareholders of record on October 31, 2011. The Trust paid a 30 cent per share dividend for the preceding quarter. The Trust earned 32 cents per share of net investment income for the third quarter of 2011, compared to 37 cents per share in the previous quarter. The previous quarter’s earnings included approximately 7 cents per share of income due to nonrecurring items.

During the third quarter, the net assets of the Trust increased to $251,635,171 or $13.22 per share compared to $251,617,177 or $13.25 per share on June 30, 2011. This translates into a 2.1% total return for the quarter, based on the change in the Trust’s net assets assuming the reinvestment of all dividends. Longer term, the Trust returned 14.7%, 11.0%, 8.4%, 12.8%, and 13.4% for the 1-, 3-, 5-, 10-, and 25-year time periods, respectively, based on the change in the Trust’s net assets assuming the reinvestment of all dividends.

The Trust’s share price increased 5.1% during the quarter, from $16.17 per share as of June 30, 2011 to $17.00 per share as of September 30, 2011. The Trust’s market price of $17.00 per share equates to a 28.6% premium over the September 30, 2011 net asset value per share of $13.22. The Trust’s average quarter-end premium for the 3, 5 and 10-year periods was 9.2%, 11.6% and 10.1%, respectively. U.S. equity markets, as approximated by the Russell 2000 Index, decreased 21.8% for the quarter. U.S. fixed income markets, as approximated by the Barclays Capital U.S. Corporate High Yield Index, decreased 6.1% for the quarter.

The Trust closed four new private placement investments during the third quarter. The four new investments were in LPC Holding Company, Marshall Physician Services LLC, Merex Holding Corporation and Strata/WLA Holding Corporation. A brief description of these investments can be found in the Consolidated Schedule of Investments. The total amount invested by the Trust in these four transactions was $9,000,000.

Last quarter, I characterized middle market buyout activity as lackluster. Activity in the third quarter and thus far in the fourth quarter presents quite a contrast as our deal flow has been robust. Deal flow often fluctuates from quarter to quarter and it is usually hard to pinpoint the exact reasons why. That is certainly the case today. It does appear, though, that the deal supply/capital availability imbalance that I mentioned in prior quarters has come into better balance. After closing only two new platform investments in the first half of the year, it was a welcome change to close four new attractive platform investments this quarter. Subsequent to quarter-end, we have already closed two additional platform investments, and we have several more transactions in process. It looks like it will be a busy fourth quarter. Be assured, however, that despite the pickup in deal flow, we will continue to maintain the same investment discipline and philosophy that has served us well for many years.

(Continued)

Most of our portfolio companies once again reported improved operating results in the third quarter of 2011. Several more of our companies were also able to resume paying cash interest on their debt obligations due to their improved financial results and liquidity positions. We are pleased with the continued improving quality of the portfolio. Realization activity in the third quarter was limited, with just one portfolio company, Momentum Holding Company, sold. However, one additional company, Nesco Holding Corporation, was sold for a nice gain in the middle of October. We also continue to have a healthy backlog of companies that are in various stages of a sale process, so we expect realization activity to be strong for the next few quarters at least.

Thank you for your continued interest in and support of MassMutual Corporate Investors.

Sincerely,

Michael L. Klofas
President

* Based on market value of total investments (including cash)
Cautionary Notice: Certain statements contained in this report may be “forward looking” statements. Investors are cautioned not to place undue reliance on forward-looking statements, which speak only as of the date on which they are made and which reflect management’s current estimates, projections, expectations or beliefs, and which are subject to risks and uncertainties that may cause actual results to differ materially. These statements are subject to change at any time based upon economic, market or other conditions and may not be relied upon as investment advice or an indication of the Trust’s trading intent. References to specific securities are not recommendations of such securities, and may not be representative of the Trust’s current or future investments. We undertake no obligation to publicly update forward looking statements, whether as a result of new information, future events, or otherwise.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

Assets:
Investments
(See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
(Cost - $250,571,601)	$236,361,195
Corporate restricted securities at market value
(Cost - $13,366,570)	12,457,810
Corporate public securities at market value
(Cost - $22,116,058)	20,997,680
Short-term securities at amortized cost	7,109,809
Total investments (Cost - $293,164,038)	276,926,494
Cash	4,364,719
Interest receivable	2,854,455
Other assets	542,231
Total assets	284,687,899
Liabilities:
Note payable	30,000,000
Deferred tax liability	1,160,921
Investment advisory fee payable	786,360
Payable for investments purchased	750,000
Interest payable	202,105
Accrued expenses	153,342
Total liabilities	33,052,728
Total net assets	$251,635,171
Net Assets:
Common shares, par value $1.00 per share	$19,033,970
Additional paid-in capital	108,197,599
Retained net realized gain on investments, prior years	127,807,139
Undistributed net investment income	11,628,631
Accumulated net realized gain on investments	2,366,297
Net unrealized depreciation of investments	(17,398,465)
Total net assets	$251,635,171
Common shares issued and outstanding (23,585,268 authorized)	19,033,970
Net asset value per share	$13.22

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENT OF OPERATIONS
For the nine months ended September 30, 2011
(Unaudited)

Investment Income:
Interest	$23,159,979
Dividends	432,256
Other	124,144
Total investment income	23,716,379
Expenses:
Investment advisory fees	2,344,546
Interest	1,188,000
Trustees’ fees and expenses	266,700
Professional fees	202,722
Reports to shareholders	86,466
Custodian fees	32,000
Other	35,664
Total expenses	4,156,098
Investment income - net	19,560,281
Net realized and unrealized gain on investments:
Net realized gain on investments before taxes	1,160,329
Income tax expense	(82,221)
Net realized gain on investments after taxes	1,078,108
Net change in unrealized depreciation of investments before taxes	3,678,817
Net change in deferred income tax expense	(691,002)
Net change in unrealized depreciation of investments after taxes	2,987,815
Net gain on investments	4,065,923
Net increase in net assets resulting from operations	$23,626,204

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENT OF CASH FLOWS	MassMutual Corporate Investors
For the nine months ended September 30, 2011
(Unaudited)

Net decrease in cash:
Cash flows from operating activities:
Purchases/Proceeds/Maturities from short-term portfolio securities, net	$16,948,781
Purchases of portfolio securities	(50,751,122)
Proceeds from disposition of portfolio securities	35,083,372
Interest, dividends and other income received	17,698,799
Interest expense paid	(1,188,000)
Operating expenses paid	(3,009,543)
Income taxes paid	(512,862)
Net cash provided by operating activities	14,269,425
Cash flows from financing activities:
Cash dividends paid from net investment income	(16,489,761)
Receipts for shares issued on reinvestment of dividends	1,807,268
Net cash used for financing activities	(14,682,493)
Net decrease in cash	(413,068)
Cash - beginning of year	4,777,787
Cash - end of period	$4,364,719
Reconciliation of net increase in net assets to net
cash provided by operating activities:
Net increase in net assets resulting from operations	$23,626,204
Increase in investments	(9,589,101)
Increase in interest receivable	(194,363)
Increase in other assets	(542,231)
Increase in deferred tax liability	691,002
Increase in investment advisory fee payable	44,600
Increase in payable for investments purchased	750,000
Decrease in accrued expenses	(11,853)
Decrease in accrued taxes payable	(430,641)
Decrease in other payables	(74,192)
Total adjustments to net assets from operations	(9,356,779)
Net cash provided by operating activities	$14,269,425

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
	For the nine
	months ended	For the
	09/30/11	year ended
	(Unaudited)	12/31/10
Increase in net assets:
Operations:
Investment income - net	$19,560,281	$21,400,927
Net realized gain on investments after taxes	1,078,108	2,276,849
Net change in unrealized depreciation of investments after taxes	2,987,815	17,531,731
Net increase in net assets resulting from operations	23,626,204	41,209,507
Increase from common shares issued on reinvestment of dividends
Common shares issued (2011 - 120,694; 2010 - 178,044)	1,807,268	2,296,374
Dividends to shareholders from:
Net investment income (2011 - $0.60 per share; 2010 - $1.08 per share)	(11,383,176)	(20,357,960)
Total increase in net assets	14,050,296	23,147,921
Net assets, beginning of year	237,584,875	214,436,954
Net assets, end of period/year (including undistributed net investment
income of $11,628,631 and $3,451,526, respectively)	$251,635,171	$237,584,875

See Notes to Consolidated Financial Statements

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS	MassMutual Corporate Investors
Selected data for each share of beneficial interest outstanding:

	For the nine months
	ended 09/30/2011		For the years ended December 31,
	(Unaudited)(a)		2010(a)	2009(a)	2008(a)	2007(a)	2006(a)
Net asset value:
Beginning of year	$12.56		$11.45	$11.17	$13.60	$13.76	$13.03
Net investment income (b)	1.03		1.13	1.03	1.16	1.28	1.14
Net realized and unrealized
gain (loss) on investments	0.21		1.06	0.33	(2.51)	(0.17)	0.81
Total from investment operations	1.24		2.19	1.36	(1.35)	1.11	1.95
Dividends from net investment
income to common shareholders	(0.60)		(1.08)	(1.08)	(1.08)	(1.29)	(1.24)
Increase from dividends reinvested	0.02		0.00 (c)	0.00 (c)	0.00 (c)	0.02	0.02
Total dividends	(0.58)		(1.08)	(1.08)	(1.08)	(1.27)	(1.22)
Net asset value: End of period/year	$13.22		$12.56	$11.45	$11.17	$13.60	$13.76
Per share market value:
End of period/year	$17.00		$15.28	$12.55	$9.63	$15.10	$17.45
Total investment return
Net asset value (d)	10.18%		19.81%	12.64%	(10.34%)	8.72%	18.06%
Market value (d)	15.71%		31.73%	39.89%	(30.44%)	(8.78%)	29.04%
Net assets (in millions):
End of period/year	$251.64		$237.58	$214.44	$208.14	$251.16	$251.69
Ratio of operating expenses
to average net assets	1.61	%(f)	1.60%	1.58%	1.49%	1.55%	1.43%
Ratio of interest expense
to average net assets	0.65	%(f)	0.70%	0.75%	0.67%	0.59%	0.60%
Ratio of income tax expense
to average net assets (e)	0.04	%(f)	0.27%	0.00%	0.00%	0.35%	2.46%
Ratio of total expenses before custodian fee
reduction to average net assets (e)	2.30	%(f)	2.57%	2.33%	2.16%	2.49%	4.53%
Ratio of net expenses after custodian fee
reduction to average net assets (e)	2.30	%(f)	2.57%	2.33%	2.16%	2.49%	4.49%
Ratio of net investment income
to average net assets	10.62	%(f)	9.46%	9.06%	9.01%	9.17%	8.19%
Portfolio turnover	13%		39%	23%	32%	44%	35%

(a)	Per share amounts were adjusted to reflect a 2:1 stock split effective February 18, 2011.
(b)	Calculated using average shares.
(c)	Rounds to less than $0.01 per share.
(d)
Net asset value return represents portfolio returns based on change in the Trust’s net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on the Trust’s market value due to the difference between the Trust’s net asset value and the market value of its shares outstanding; past performance is no guarantee of future results.

(e)
As additional information, this ratio is included to reflect the taxes paid on retained long-term gains. These taxes paid are netted against realized capital gains in the Statement of Operations. The taxes paid are treated as deemed distributions and a credit for the taxes paid is passed on to shareholders.

(f)	Annualized

Senior borrowings:
Total principal amount (in millions)	$30	$30	$30	$30	$30	$20
Asset coverage per $1,000
of indebtedness	$9,388	$8,919	$8,148	$7,938	$9,372	$13,584

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2011
(Unaudited)

Corporate Restricted Securities - 98.88%: (A)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 93.93%

A E Company, Inc.
A designer and manufacturer of machined parts and assembly structures for the commercial and military aerospace industries.
11% Senior Secured Note due 2015	$1,251,924	*	$1,233,026	$1,290,969
13% Senior Subordinated Note due 2016	$1,413,461	11/10/09	1,291,278	1,453,395
Common Stock (B)	323,077 shs.	11/10/09	323,077	178,726
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	161,538 shs.	11/10/09	119,991	89,363
* 11/10/09 and 11/18/09.			2,967,372	3,012,453

A H C Holding Company, Inc.
A designer and manufacturer of boilers and water heaters for the commercial sector.
15% Senior Subordinated Note due 2015	$2,613,754	11/21/07	2,579,684	2,613,754
Limited Partnership Interest (B)	23.16% int.	11/21/07	224,795	331,850
			2,804,479	2,945,604
A S A P Industries LLC
A designer and manufacturer of components used on oil and natural gas wells.
12.5% Senior Subordinated Note due 2015	$850,946	12/31/08	769,612	859,455
Limited Liability Company Unit Class A-2 (B)	1,276 uts.	12/31/08	140,406	530,305
Limited Liability Company Unit Class A-3 (B)	1,149 uts.	12/31/08	126,365	477,276
			1,036,383	1,867,036
A S C Group, Inc.
A designer and manufacturer of high reliability encryption equipment, communications products, computing systems and electronic components primarily for the military and aerospace sectors.
12.75% Senior Subordinated Note due 2016	$2,318,182	10/09/09	2,046,968	2,364,546
Limited Liability Company Unit Class A (B)	4,128 uts.	*	405,691	544,395
Limited Liability Company Unit Class B (B)	2,782 uts.	10/09/09	273,352	366,886
* 10/09/09 and 10/27/10.			2,726,011	3,275,827

A W X Holdings Corporation
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014 (D)	$735,000	05/15/08	724,402	661,500
13% Senior Subordinated Note due 2015 (D)	$735,000	05/15/08	673,096	-
Common Stock (B)	105,000 shs.	05/15/08	105,000	-
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	36,923 shs.	05/15/08	62,395	-
			1,564,893	661,500

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Advanced Technologies Holdings
A provider of factory maintenance services to industrial companies.
15% Senior Subordinated Note due 2013	$2,282,704	12/27/07	$2,262,308	$2,282,704
Preferred Stock (B)	1,031 shs.	12/27/07	510,000	979,076
Preferred Stock Series B (B)	52 shs.	01/04/11	40,800	49,866
			2,813,108	3,311,646
Aero Holdings, Inc.
A provider of geospatial services to corporate and government clients.
10.5% Senior Secured Term Note due 2014	$1,220,625	03/09/07	1,212,658	1,250,759
14% Senior Subordinated Note due 2015	$1,260,000	03/09/07	1,179,724	1,260,000
Common Stock (B)	262,500 shs.	03/09/07	262,500	435,375
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	66,116 shs.	03/09/07	111,527	109,658
			2,766,409	3,055,792
All Current Holding Company
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
12% Senior Subordinated Note due 2015	$1,140,317	09/26/08	1,068,478	1,140,317
Common Stock (B)	1,347 shs.	09/26/08	134,683	103,081
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	958 shs.	09/26/08	87,993	73,313
			1,291,154	1,316,711
American Hospice Management Holding LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013	$3,187,495	*	3,116,240	3,187,495
Preferred Class A Unit (B)	3,223 uts.	**	322,300	585,833
Preferred Class B Unit (B)	1,526 uts.	06/09/08	152,626	259,555
Common Class B Unit (B)	30,420 uts.	01/22/04	1	185,710
Common Class D Unit (B)	6,980 uts.	09/12/06	1	42,612
* 01/22/04 and 06/09/08. ** 01/22/04 and 09/12/06.			3,591,168	4,261,205

Apex Analytix Holding Corporation
A provider of audit recovery and fraud detection services and software to commercial and retail businesses in the U.S. and Europe.
12.5% Senior Subordinated Note due 2014	$1,912,500	04/28/09	1,693,853	1,912,500
Preferred Stock Series B (B)	3,065 shs.	04/28/09	306,507	405,079
Common Stock (B)	1,366 shs.	04/28/09	1,366	180,540
			2,001,726	2,498,119

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

	Principal Amount,
Corporate Restricted Securities: (A) (Continued)	Shares, Units or
	Ownership Percentage	Acquisition Date	Cost	Fair Value

Arrow Tru-Line Holdings, Inc.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
12% Senior Subordinated Note due 2012 (D)	$1,990,935	05/18/05	$1,823,261	$1,194,561
Preferred Stock (B)	63 shs.	10/16/09	62,756	-
Common Stock (B)	497 shs.	05/18/05	497,340	-
Warrant, exercisable until 2012, to purchase
common stock at $.01 per share (B)	130 shs.	05/18/05	112,128	-
			2,495,485	1,194,561
Associated Diversified Services
A provider of routine maintenance and repair services primarily to electric utility companies predominantly on electric power distribution lines.
10% Senior Secured Term Note due 2016 (C)	$750,857	09/30/10	734,470	763,727
13% Senior Subordinated Note due 2017	$853,714	09/30/10	769,597	862,251
Limited Liability Company Unit Class B (B)	92,571 uts.	09/30/10	92,571	79,674
Limited Liability Company Unit Class B OID (B)	70,765 uts.	09/30/10	70,765	60,906
			1,667,403	1,766,558
Barcodes Group, Inc.
A distributor and reseller of automatic identification and data capture equipment, including mobile computers, scanners, point-of-sale systems, labels, and accessories.
13.5% Senior Subordinated Note due 2016	$1,935,453	07/27/10	1,852,194	1,974,162
Preferred Stock (B)	39 shs.	07/27/10	394,487	394,500
Common Stock Class A (B)	131 shs.	07/27/10	1,310	149,731
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	23 shs.	07/27/10	227	25,968
			2,248,218	2,544,361
Bravo Sports Holding Corporation
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014	$2,281,593	06/30/06	2,216,973	2,209,597
Preferred Stock Class A (B)	879 shs.	06/30/06	268,121	60,529
Common Stock (B)	1 sh.	06/30/06	286	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	309 shs.	06/30/06	92,102	21,273
			2,577,482	2,291,399

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

C D N T, Inc.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014	$516,224	08/07/08	$510,522	$516,224
12.5% Senior Subordinated Note due 2015	$750,872	08/07/08	702,257	750,872
Common Stock (B)	73,256 shs.	08/07/08	73,256	63,982
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	57,600 shs.	08/07/08	57,689	50,308
			1,343,724	1,381,386
Capital Specialty Plastics, Inc.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)	109 shs.	*	503	1,171,687
*12/30/97 and 05/29/99.

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
12.25% Senior Subordinated Note due 2015	$2,400,000	12/02/08	2,276,571	2,424,000
Preferred Stock (B)	277 shs.	12/02/08	276,900	320,070
			2,553,471	2,744,070
CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and “at risk” youth through alternative education programs.
13.5% Senior Subordinated Note due 2018	$2,160,201	01/19/11	2,039,267	2,218,355
Common Stock (B)	1,125 shs.	01/19/11	112,500	106,875
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	884 shs.	01/19/11	87,750	9
			2,239,517	2,325,239
Coeur, Inc.
A producer of proprietary, disposable power injection syringes.
12% Senior Subordinated Note due 2016	$1,214,286	10/10/08	1,128,052	1,226,429
Common Stock (B)	607 shs.	10/10/08	60,714	22,300
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	934 shs.	10/10/08	91,071	34,308
			1,279,837	1,283,037

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

	Principal Amount,
Corporate Restricted Securities: (A) (Continued)	Shares, Units or
	Ownership Percentage	Acquisition Date	Cost	Fair Value

Connecticut Electric, Inc.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
10% Senior Subordinated Note due 2014 (D)	$1,456,429	01/12/07	$1,358,675	$1,092,322
Limited Liability Company Unit Class A (B)	156,046 uts.	01/12/07	156,046	-
Limited Liability Company Unit Class C (B)	112,873 uts.	01/12/07	112,873	-
Limited Liability Company Unit Class D (B)	1,268,437 uts.	05/03/10	-	-
Limited Liability Company Unit Class E (B)	2,081 uts.	05/03/10	-	-
			1,627,594	1,092,322
Connor Sport Court International, Inc.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)	17,152 shs.	07/05/07	700,392	1,713,398
Preferred Stock Series C (B)	8,986 shs.	07/05/07	300,168	897,592
Common Stock (B)	718 shs.	07/05/07	7	-
Limited Partnership Interest (B)	12.64% int.	*	189,586	-
*08/12/04 and 01/14/05.			1,190,153	2,610,990

CorePharma LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
14.5% Senior Subordinated Note due 2016	$2,610,613	08/04/05	2,610,613	2,610,613
Warrant, exercisable until 2013, to purchase
common stock at $.001 per share (B)	20 shs.	08/04/05	137,166	556,921
			2,747,779	3,167,534
Crane Rental Corporation
A crane rental company.
13% Senior Subordinated Note due 2015	$2,295,000	08/21/08	2,131,091	2,250,174
Common Stock (B)	255,000 shs.	08/21/08	255,000	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	136,070 shs.	08/21/08	194,826	-
			2,580,917	2,250,174
Custom Engineered Wheels, Inc.
A manufacturer of custom engineered, non-pneumatic plastic wheels and plastic tread cap tires used primarily for lawn and garden products and wheelchairs.
12.5% Senior Subordinated Note due 2016	$2,182,212	10/27/09	1,944,619	2,179,781
Preferred Stock PIK (B)	296 shs.	10/27/09	295,550	201,077
Preferred Stock Series A (B)	216 shs.	10/27/09	197,152	146,914
Common Stock (B)	72 shs.	10/27/09	72,238	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	53 shs.	10/27/09	48,608	-
			2,558,167	2,527,772

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Davis-Standard LLC
A manufacturer, assembler, and installer of a broad range apital equipment that is used in the extrusion, conversion, and processing of plastic materials.
12% Senior Subordinated Note due 2014	$923,913	10/30/06	$893,034	$923,913
Limited Partnership Interest (B)	1.82% int.	10/30/06	702,174	1,666,506
Warrant, exercisable until 2014, to purchase
preferred stock at $.01 per share (B)	50 shs.	10/30/06	49,830	79,386
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	34 shs.	10/30/06	34,000	145,957
			1,679,038	2,815,762
Duncan Systems, Inc.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013	$405,000	11/01/06	402,728	410,931
13% Senior Subordinated Note due 2014	$855,000	11/01/06	804,441	855,000
Common Stock (B)	180,000 shs.	11/01/06	180,000	83,825
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	56,514 shs.	11/01/06	78,160	26,318
			1,465,329	1,376,074
E S P Holdco, Inc.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015	$2,391,673	01/08/08	2,361,118	2,391,673
Common Stock (B)	660 shs.	01/08/08	329,990	225,222
			2,691,108	2,616,895
E X C Acquisition Corporation
A manufacturer of pre-filled syringes and pump systems used for intravenous drug delivery.
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	22 shs.	06/28/04	77,208	105,510

Eatem Holding Company
A developer and manufacturer of savory flavor systems for soups, sauces, gravies, and other products produced by food manufacturers for retail and foodservice end products.
12.5% Senior Subordinated Note due 2018	$2,850,000	02/01/10	2,517,784	2,777,187
Common Stock (B)	150 shs.	02/01/10	150,000	127,900
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	358 shs.	02/01/10	321,300	304,955
			2,989,084	3,210,042

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

F C X Holdings Corporation
A distributor of specialty/technical valves, actuators, accessories, and process instrumentation supplying a number of industrial, high purity, and energy end markets in North America.
15% Senior Subordinated Note due 2015	$2,310,102	10/06/08	$2,281,346	$2,356,304
Preferred Stock Series A (B)	441 shs.	12/30/10	44,100	41,895
Preferred Stock Series B (B)	4,341 shs.	10/06/08	434,074	521,181
Common Stock (B)	3,069 shs.	10/06/08	3,069	-
			2,762,589	2,919,380
F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
16% Senior Subordinated Note due 2017	$2,577,021	09/27/10	2,531,226	2,628,561
Limited Liability Company Units Preferred (B)	512 uts.	09/27/10	460,976	489,842
Limited Liability Company Units (B)	512 uts.	09/27/10	51,220	25,235
			3,043,422	3,143,638
F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.
14.25% Senior Subordinated Note due 2016	$2,642,035	12/15/10	2,573,704	2,721,296
Limited Liability Company Unit Class B-1 (B)	394,737 uts.	12/15/10	394,737	375,000
Limited Liability Company Unit Class B-2 (B)	49,488 uts.	12/15/10	49,488	495
			3,017,929	3,096,791
F H Equity LLC
A designer and manufacturer of a full line of automatic transmission filters and filtration systems for passenger vehicles.
14% Senior Subordinated Note due 2017	$3,047,582	12/20/10	2,930,904	3,172,657
Limited Liability Company Unit Class C (B)	9,449 uts.	12/20/10	96,056	94
			3,026,960	3,172,751
Flutes, Inc.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2013 (D)	$918,385	04/13/06	908,339	872,466
14% Senior Subordinated Note due 2014 (D)	$555,059	04/13/06	509,089	-
			1,417,428	872,466
G C Holdings
A leading manufacturer of gaming tickets, industrial recording charts, security-enabled point-of sale receipts, and medical charts and supplies.
12.5% Senior Subordinated Note due 2017	$3,000,000	10/19/10	2,816,530	3,090,000
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	594 shs.	10/19/10	140,875	6
			2,957,405	3,090,006

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Golden County Foods Holding, Inc.
A manufacturer of frozen appetizers and snacks.
16% Senior Subordinated Note due 2015 (D)	$1,912,500	11/01/07	$1,772,199	$-
16% PIK Note due 2015 (D)	$472,711	12/31/08	411,209	-
8% Series A Convertible Preferred Stock, convertible into
common shares (B)	287,658 shs.	11/01/07	146,658	-
			2,330,066	-
H M Holding Company
A designer, manufacturer, and importer of promotional and wood furniture.
7.5% Senior Subordinated Note due 2013 (D)	$685,100	10/15/09	512,231	342,550
Preferred Stock (B)	40 shs.	*	40,476	-
Preferred Stock Series B (B)	2,055 shs.	10/15/09	1,536,694	-
Common Stock (B)	340 shs.	02/10/06	340,000	-
Common Stock Class C (B)	560 shs.	10/15/09	-	-
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	126 shs.	02/10/06	116,875	-
* 09/18/07 and 06/27/08.			2,546,276	342,550

Home Décor Holding Company
A designer, manufacturer and marketer of framed art and wall décor products.
12.5% Senior Subordinated Note due 2013	$2,043,269	*	1,972,046	2,043,269
Common Stock (B)	63 shs.	*	62,742	107,608
Warrant, exercisable until 2012, to purchase
common stock at $.02 per share (B)	200 shs.	*	199,501	342,170
* 06/30/04 and 08/19/04.			2,234,289	2,493,047

Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 2016	$2,673,225	08/19/08	2,543,611	2,633,516
Common Stock (B)	474 shs.	08/19/08	474,419	32,867
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	123 shs.	08/19/08	113,773	8,495
			3,131,803	2,674,878
Insurance Claims Management, Inc.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)	89 shs.	02/27/07	2,689	390,485

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

International Offshore Services LLC
A leading provider of marine transportation services, platform decommissioning, and salvage services to oil and gas producers in the shallow waters of the Gulf of Mexico.
14.25% Senior Subordinated Secured Note due 2017	$2,550,000	07/07/09	$2,340,821	$1,912,500
Limited Liability Company Unit (B)	3,112 uts.	07/07/09	186,684	-
			2,527,505	1,912,500
J A C Holding Enterprises, Inc.
A supplier of luggage racks and accessories to the original equipment manufacturers.
12.5% Senior Subordinated Note due 2017	$2,500,000	12/20/10	2,156,916	2,352,832
Preferred Stock A (B)	495 shs.	12/20/10	495,000	247,500
Preferred Stock B (B)	0.17 shs.	12/20/10	-	-
Common Stock (B)	100 shs.	12/20/10	5,000	2,500
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	36 shs.	12/20/10	316,931	-
			2,973,847	2,602,832
Jason Partners Holdings LLC
A diversified manufacturing company serving various industrial markets.
Limited Liability Company Unit (B)	90 uts.	09/21/10	848,275	48,185

K H O F Holdings, Inc.
A manufacturer of premium disposable tableware products serving both the foodservice and consumer channels.
Common Stock (B)	220,673 shs.	10/15/07	135,084	277,096

K N B Holdings Corporation
A designer, manufacturer and marketer of products for the custom framing market.
15% Senior Subordinated PIK Note due 2017	$4,348,777	04/12/11	3,998,129	4,348,777
Common Stock (B)	134,210 shs.	05/25/06	134,210	56,602
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	82,357 shs.	05/25/06	71,534	34,733
			4,203,873	4,440,112
K P H I Holdings, Inc.
A manufacturer of highly engineered plastic and metal components for a diverse range of end-markets, including medical, consumer and industrial, automotive and defense.
15% Senior Subordinated Note due 2017	$2,661,584	12/10/10	2,612,560	2,689,380
Common Stock (B)	698,478 shs.	12/10/10	698,478	663,554
			3,311,038	3,352,934

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
12.75% Senior Subordinated Note due 2015 (D)	$2,459,088	07/16/08	$2,308,473	$2,459,088
Convertible Preferred Stock Series C (B)	55 shs.	06/30/09	55,435	110,000
Convertible Preferred Stock Series D (B)	24 shs.	09/17/09	24,476	73,410
Common Stock (B)	443 shs.	07/15/08	443,478	3,470
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	96 shs.	07/16/08	96,024	751
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	128 shs.	09/17/09	-	998
			2,927,886	2,647,717
K W P I Holdings Corporation
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
12% Senior Subordinated Note due 2015 (D)	$3,162,920	03/14/07	2,878,056	2,530,336
Preferred Stock PIK (B)	1,499 shs.	02/07/11	579,500	434,767
Common Stock (B)	232 shs.	03/13/07	232,000	-
Warrant, exercisable until 2019, to purchase
preferred stock at $.01 per share (B)	134 shs.	07/07/09	-	-
Warrant, exercisable until 2017, to purchase
common stock at $.01 per share (B)	167 shs.	03/14/07	162,260	-
			3,851,816	2,965,103
LPC Holding Company
A designer and manufacturer of precision-molded silicone rubber components that are utilized in the medical and automotive end markets.
13.5% Senior Subordinated PIK Note due 2018	$2,722,302	08/15/11	2,668,695	2,779,221
Common Stock (B)	283 shs.	08/15/11	283,019	268,869
			2,951,714	3,048,090
M V I Holding, Inc.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil and gas, mining, and defense markets.
13% Senior Subordinated Note due 2016	$1,251,844	09/12/08	1,183,512	1,175,832
Common Stock (B)	61 shs.	09/12/08	60,714	31,449
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	66 shs.	09/12/08	65,571	33,967
			1,309,797	1,241,248

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

	Principal Amount,
Corporate Restricted Securities: (A) (Continued)	Shares, Units or
	Ownership Percentage	Acquisition Date	Cost	Fair Value

Mail Communications Group, Inc.
A provider of mail processing and handling services, letter shop services, and commercial printing services.
12.5% Senior Subordinated Note due 2014	$975,000	05/04/07	$944,740	$975,000
Limited Liability Company Unit (B)	24,109 uts.	*	314,464	403,585
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	3,375 shs.	05/04/07	43,031	56,498
* 05/04/07 and 01/02/08.			1,302,235	1,435,083

Manhattan Beachwear Holding Company
A designer and distributor of women’s swimwear.
12.5% Senior Subordinated Note due 2018	$2,647,059	01/15/10	2,352,793	2,647,059
15% Senior Subordinated Note due 2018	$657,124	10/05/10	645,724	657,124
Common Stock (B)	106 shs.	10/05/10	106,200	293,175
Common Stock Class B (B)	353 shs.	01/15/10	352,941	974,323
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	312 shs.	01/15/10	283,738	862,271
			3,741,396	5,433,952
Marshall Physicians Services LLC
A provider of emergency department and hospital medicine services to hospitals located in the state of Kentucky. The Company was founded in 1999 and is owned by seven practicing physicians.
13% Senior Subordinated Note due 2016	$1,320,000	09/20/11	1,293,670	1,337,574
Limited Liability Company Unit Class A (B)	8,700 uts.	09/20/11	180,000	171,000
Limited Liability Company Unit Class D (B)	874 uts.	09/20/11	-	12
			1,473,670	1,508,586
MBWS Ultimate Holdco, Inc.
A provider of services throughout North Dakota that address the fluid management and related transportation needs of an oil well.
12% Senior Subordinated Note due 2016	$3,352,486	*	3,062,632	3,419,536
Preferred Stock Series A (B)	4,164 shs.	09/07/10	416,392	1,161,031
Common Stock (B)	487 shs.	03/01/11	48,677	135,788
Common Stock (B)	458 shs.	09/07/10	45,845	127,702
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	310 shs.	03/01/11	30,975	86,436
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	1,158 shs.	09/07/10	115,870	322,880
* 09/07/10 and 03/01/11.			3,720,391	5,253,373

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

MedSystems Holdings LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
13% Senior Subordinated Note due 2015	$1,175,319	08/29/08	$1,082,729	$1,184,156
Preferred Unit (B)	126 uts.	08/29/08	125,519	157,138
Common Unit Class A (B)	1,268 uts.	08/29/08	1,268	34,744
Common Unit Class B (B)	472 uts.	08/29/08	120,064	12,928
			1,329,580	1,388,966
MEGTEC Holdings, Inc.
A supplier of industrial and environmental products and services to a broad array of industries.
12% Senior Subordinated Note due 2016	$2,161,017	09/24/08	2,027,778	2,161,017
Preferred Stock (B)	107 shs.	09/24/08	103,255	135,675
Limited Partnership Interest (B)	1.40% int.	09/16/08	388,983	536,896
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	35 shs.	09/24/08	33,268	66,754
			2,553,284	2,900,342
Merex Holding Corporation
A provider of after-market spare parts and components, as well as Maintenance, Repair and Overhaul (“MRO”) services for “out of production” or “legacy” aerospace and defense systems that are no longer effectively supported by the OEMs.
14% Senior Subordinated Note due 2018	$1,103,774	09/22/11	1,081,750	1,113,598
Limited Liability Company Unit Series B (B)	396,226 uts.	09/22/11	396,226	376,415
			1,477,976	1,490,013
MicroGroup, Inc.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
12% Senior Subordinated Note due 2013 (D)	$2,685,614	*	2,577,220	1,611,368
Common Stock (B)	450 shs.	*	450,000	-
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	164 shs.	*	162,974	-
* 08/12/05 and 09/11/06.			3,190,194	1,611,368

Milwaukee Gear Company
A manufacturer of high-precision custom gears and gear drives used by original equipment manufacturers operating in a number of industries.
13% Senior Subordinated Note due 2014	$2,353,846	07/21/08	2,271,805	2,353,846
Preferred Stock (B)	263 shs.	07/21/08	261,830	332,012
Common Stock (B)	18 shs.	07/21/08	20,000	147,743
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	10 shs.	07/21/08	11,285	82,079
			2,564,920	2,915,680

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

	Principal Amount,
Corporate Restricted Securities: (A) (Continued)	Shares, Units or
	Ownership Percentage	Acquisition Date	Cost	Fair Value

Monessen Holding Corporation
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
15% Senior Subordinated PIK Note due 2015 (D)	$1,556,056	06/28/11	$1,034,632	$-
7% Senior Subordinated Note due 2014 (D)	$2,550,000	06/28/11	2,420,572	637,500
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	152 shs.	03/31/06	138,125	-
			3,593,329	637,500
Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% Senior Subordinated Note due 2017	$2,759,275	11/30/10	2,710,726	2,842,054
Limited Liability Company Unit Class B-1 (B)	281,250 uts.	11/30/10	-	267,187
Limited Liability Company Unit Class B-2 (B)	25,504 uts.	11/30/10	-	255
			2,710,726	3,109,496
NABCO, Inc.
A producer of explosive containment vessels in the United States.
14% Senior Subordinated Note due 2014 (D)	$625,000	02/24/06	578,174	156,250
Limited Liability Company Unit (B)	825 uts.	*	825,410	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	129 shs.	02/24/06	37,188	-
* 02/24/06 and 06/22/07.			1,440,772	156,250

Nesco Holdings Corporation
A sales and leasing company that provides equipment to the electric utility, telecommunications, and various other industries.
12% Senior Secured Subordinated Note due 2015	$2,125,000	08/02/07	1,978,913	2,125,000
Common Stock (B)	425,000 shs.	08/02/07	425,000	1,090,125
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	119,360 shs.	08/02/07	194,257	306,159
			2,598,170	3,521,284
NetShape Technologies, Inc.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 2014	$1,817,160	02/02/07	1,642,680	908,580
Limited Partnership Interest of
Saw Mill PCG Partners LLC (B)	2.73% int.	02/01/07	1,110,810	-
Limited Liability Company Unit Class D of
Saw Mill PCG Partners LLC (B)	17 uts.	*	16,759	-
Limited Liability Company Unit Class D-1 of
Saw Mill PCG Partners LLC (B)	229 uts.	09/30/09	228,858	-
Limited Liability Company Unit Class D-2 of
Saw Mill PCG Partners LLC (B)	128 uts.	04/29/11	65,256	61,993
* 12/18/08 and 09/30/09.			3,064,363	970,573

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Newark Group, Inc.
A major producer of paper products from recycled materials.
Common Stock (B)	134,520 shs.	09/02/10	$796,863	$598,439

Nicoat Acquisitions LLC
A manufacturer of water-based and ultraviolet coatings for high-performance graphic arts, packaging and other specialty coating applications.
12.5% Senior Subordinated Note due 2016	$1,448,276	11/05/10	1,323,421	1,465,423
Limited Liability Company Unit Series B (B)	51,724 uts.	11/05/10	51,724	49,138
Limited Liability Company Unit Series B - OID (B)	104,792 uts.	11/05/10	104,792	1,048
Limited Liability Company Unit Series F (B)	156,516 uts.	11/05/10	-	1,565
			1,479,937	1,517,174
Northwest Mailing Services, Inc.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
12% Senior Subordinated Note due 2016	$2,818,421	*	2,370,632	2,845,835
Limited Partnership Interest (B)	3,287 uts.	*	328,679	165,837
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	4,920 shs.	*	492,016	248,250
* 07/09/09 and 08/09/10.			3,191,327	3,259,922

NT Holding Company
A leading developer, manufacturer and provider of medical products used primarily in interventional pain management.
13.5% Senior Subordinated Note due 2019	$2,649,351	02/02/11	2,447,590	2,721,037
Common Stock (B)	377 shs.	*	377,399	358,530
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	176 shs.	02/02/11	158,961	2
*02/02/11 and 06/30/11.			2,983,950	3,079,569

Nyloncraft, Inc.
A supplier of engineered plastic components for the automotive industry.
Convertible Preferred Stock A (B)	1,000 shs.	01/28/02	961,637	1,398,090
Common Stock (B)	312,500 shs.	01/28/02	312,500	362,646
Warrant, exercisable until 2012, to purchase
common stock at $.01 per share (B)	243,223 shs.	01/28/02	162,045	282,253
			1,436,182	2,042,989

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

O E C Holding Corporation
A provider of elevator maintenance, repair and modernization services.
13% Senior Subordinated Note due 2017	$1,333,333	06/04/10	$1,227,229	$1,349,856
Preferred Stock Series A (B)	1,661 shs.	06/04/10	166,062	93,644
Preferred Stock Series B (B)	934 shs.	06/04/10	93,376	52,656
Common Stock (B)	1,032 shs.	06/04/10	1,032	-
			1,487,699	1,496,156
OakRiver Technology, Inc.
Designs, engineers and assembles high precision automated process equipment for the medical device industry with a focus on defibrillators and stents.
Common Stock (B)	322,307 shs.	01/03/06	322,307	465,848
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	75,378 shs.	01/03/06	62,824	108,948
			385,131	574,796
Ontario Drive & Gear Ltd.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)	3,667 uts.	01/17/06	572,115	1,344,944
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	619 shs.	01/17/06	170,801	227,074
			742,916	1,572,018
P K C Holding Corporation
A manufacturer of plastic film and badges for the general industrial, medical, and food industries.
14% Senior Subordinated Note due 2016	$2,978,217	12/21/10	2,906,436	3,014,518
Preferred Stock Class A (B)	54 shs.	12/21/10	340,718	538,600
Common Stock (B)	54 shs.	12/21/10	25,500	-
			3,272,654	3,553,118
P P T Holdings LLC
A high-end packaging solutions provider that targets customers who have multiple packaging needs, require a high number of low volume SKUs, short lead times, technical expertise, and overall supply chain management.
15% Senior Subordinated Note due 2017	$2,742,238	12/20/10	2,692,698	2,812,713
Limited Liability Company Unit Class A (B)	99 uts.	12/20/10	318,215	302,299
Limited Liability Company Unit Class B (B)	99 uts.	12/20/10	3,214	3,053
			3,014,127	3,118,065

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Pacific Consolidated Holdings LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil and gas, and medical sectors.
14% Senior Subordinated Note due 2012	$1,353,001	04/27/07	$1,332,017	$811,801
5% Senior Subordinated Note due 2012	$79,688	07/21/10	79,688	79,958
Preferred Shares Series E (B)	79,688 uts.	07/21/10	-	-
Limited Liability Company Unit (B)	1,754,707 uts.	04/27/07	63,233	-
			1,474,938	891,759
Paradigm Packaging, Inc.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care, and food packaging markets.
12% Senior Subordinated Note due 2011	$1,593,750	12/19/00	1,589,434	1,593,750
Warrant, exercisable until 2011, to purchase
common stock at $.01 per share (B)	372 shs.	12/21/00	265,625	118,888
			1,855,059	1,712,638
Pearlman Enterprises, Inc.
A developer and distributor of tools, equipment, and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)	2,334 shs.	05/22/09	111,508	-
Preferred Stock Series B (B)	13,334 shs.	05/22/09	547,872	-
Common Stock (B)	40,540 shs.	05/22/09	1,877,208	-
			2,536,588	-
Postle Aluminum Company LLC
A manufacturer and distributor of aluminum extruded products.
15% Senior Subordinated Note due 2013	$1,591,948	06/03/10	1,571,648	1,607,867
3% Senior Subordinated PIK Note due 2014 (D)	$2,283,699	10/02/06	2,040,324	2,283,699
Limited Liability Company Unit Class A (B)	1,384 uts.	10/02/06	510,000	212,218
Limited Liability Company Unit (B)	143 uts.	05/22/09	642	21,926
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	8,595 shs.	10/02/06	124,644	1,317,881
			4,247,258	5,443,591
Power Services Holding Company
A provider of industrial motor repair services, predictive and preventative maintenance, and performance improvement consulting serving the petrochemical, mining, power generation, metals, and paper industries.
12% Senior Subordinated Note due 2016	$2,372,093	02/11/08	2,226,837	2,372,093
Limited Partnership Interest (B)	23.70% int.	02/11/08	177,729	122,183
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	1,322 shs.	02/11/08	167,588	240,800
			2,572,154	2,735,076

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

	Principal Amount,
Corporate Restricted Securities: (A) (Continued)	Shares, Units or	Acquisition
	Ownership Percentage	Date	Cost	Fair Value

Precision Wire Holding Company
A manufacturer of specialty medical wires that are used in non-elective minimally invasive surgical procedures.
14.25% Senior Subordinated Note due 2016	$2,623,149	11/12/09	$2,406,822	$2,701,843
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	206 shs.	11/12/09	203,944	185,855
			2,610,766	2,887,698
Qualis Automotive LLC
A distributor of aftermarket automotive brake and chassis products.
Common Stock (B)	354,167 shs.	05/28/04	354,166	370,666
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	377,719 shs.	05/28/04	377,719	395,315
			731,885	765,981
R A J Manufacturing Holdings LLC
A designer and manufacturer of women’s swimwear sold under a variety of licensed brand names.
12.5% Senior Subordinated Note due 2014	$2,522,067	12/15/06	2,414,276	2,516,147
14.5% Senior Subordinated PIK Note due 2014	$201,617	12/31/10	193,244	199,790
Limited Liability Company Unit (B)	2,828 uts.	12/15/06	282,810	134,593
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	3 shs.	12/15/06	131,483	63,472
			3,021,813	2,914,002
R E I Delaware Holding, Inc.
An engineer and manufacturer of highly complex, close tolerance components, assemblies, tooling and custom automation equipment primarily for aerospace, medical and defense/radar markets.
12% Senior Subordinated Note due 2016	$2,550,000	01/18/08	2,496,031	2,550,000
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	6 shs.	01/18/08	31,089	249,411
			2,527,120	2,799,411
Royal Baths Manufacturing Company
A manufacturer and distributor of acrylic and cultured marble bathroom products.
12.5% Senior Subordinated Note due 2011	$531,250	11/14/03	531,250	531,250
Warrant, exercisable until 2011, to purchase
common stock at $.01 per share (B)	140 shs.	11/14/03	122,946	25,662
			654,196	556,912
Savage Sports Holding, Inc.
A manufacturer of sporting firearms.
12% Senior Subordinated Note due 2012	$1,538,793	09/10/04	1,513,172	1,538,793
Preferred Stock Series A (B)	66 shs.	05/28/10	66,185	86,861
Common Stock (B)	612 shs.	*	642,937	1,539,034
Warrant, exercisable until 2012, to purchase
common stock at $.01 per share (B)	134 shs.	09/10/04	113,578	336,022
* 09/10/04 and 10/05/07.			2,335,872	3,500,710

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Sencore Holding Company
A designer, manufacturer, and marketer of decoders, receivers and modulators sold to broadcasters, satellite, cable and telecom operators for encoding/decoding analog and digital transmission video signals.
12.5% Senior Subordinated Note due 2014 (D)	$1,765,385	01/15/09	$1,560,231	$441,346
Common Stock (B)	131 shs.	01/15/09	130,769	-
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	282 shs.	01/15/09	281,604	-
			1,972,604	441,346
Smart Source Holdings LLC
A short-term computer rental company.
12% Senior Subordinated Note due 2015	$2,223,076	*	2,091,926	2,221,703
Limited Liability Company Unit (B)	619 uts.	*	631,592	482,711
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	157 shs.	*	164,769	122,287
* 08/31/07 and 03/06/08.			2,888,287	2,826,701

Snacks Parent Corporation
The world’s largest provider of trail mixes and a leading provider of snack nuts, dried fruits, and other healthy snack products.
13% Senior Subordinated Note due 2017	$2,628,779	11/12/10	2,486,972	2,627,682
Preferred Stock A (B)	3,395 shs.	11/12/10	322,495	306,370
Preferred Stock B (B)	1,575 shs.	11/12/10	149,650	142,167
Common Stock (B)	19,737 shs.	11/12/10	19,737	18,750
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	5,418 shs.	11/12/10	5,418	54
			2,984,272	3,095,023
Spartan Foods Holding Company
A manufacturer of branded pizza crusts and pancakes.
12.25% Senior Subordinated Note due 2017	$1,912,500	12/15/09	1,682,396	1,434,375
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	257 shs.	12/15/09	227,109	-
			1,909,505	1,434,375
Specialty Commodities, Inc.
A distributor of specialty food ingredients.
13.25% Senior Subordinated Note due 2016	$2,333,981	10/23/08	2,224,746	2,357,321
Common Stock (B)	30,000 shs.	10/23/08	300,000	296,046
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	11,054 shs.	10/23/08	100,650	109,083
			2,625,396	2,762,450

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

	Principal Amount,
Corporate Restricted Securities: (A) (Continued)	Shares, Units or
	Ownership Percentage	Acquisition Date	Cost	Fair Value

Stanton Carpet Holding Company
A designer and marketer of high and mid-priced decorative carpets and rugs.
12.13% Senior Subordinated Note due 2014	$1,492,683	08/01/06	$1,447,293	$1,492,683
Common Stock (B)	311 shs.	08/01/06	310,976	345,102
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	104 shs.	08/01/06	93,293	114,934
			1,851,562	1,952,719

Strata/WLA Holding Corporation
A leading independent anatomic pathology laboratory that conducts over 320,000 tests annually to customers in 40 U.S. states and in Canada and Venezuela.
14.5% Senior Subordinated PIK Note due 2018	$2,789,187	07/01/11	2,735,192	2,833,617
Preferred Stock Series A (B)	228 shs.	07/01/11	228,137	216,728
			2,963,329	3,050,345
Sundance Investco LLC
A provider of post-production services to producers of movies and television shows.
Limited Liability Company Unit Class A (B)	6,429 shs.	03/31/10	-	-

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
14% Senior Subordinated Note due 2017	$2,932,234	12/14/10	2,774,035	2,890,532
Common Stock (B)	115 shs.	12/14/10	114,504	57,250
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	112 shs.	12/14/10	111,747	1
			3,000,286	2,947,783
Synteract Holdings Corporation
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14.5% Senior Subordinated Note due 2016	$2,648,972	09/02/08	2,515,467	2,648,972
Redeemable Preferred Stock Series A (B)	1,280 shs.	09/02/08	12,523	70,397
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	12,803 shs.	09/02/08	112,693	-
			2,640,683	2,719,369
T H I Acquisition, Inc.
A machine servicing company providing value-added steel services to long steel products.
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	9 shs.	01/14/08	88,054	214,909

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Telecorps Holdings, Inc.
A provider of equipment and services to producers of television shows and motion pictures.
12.75% Senior Subordinated Note due 2016 (D)	$3,176,506	*	$2,805,250	$-
Common Stock (B)	270 shs.	09/02/09	10,994	-
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	7,906 shs.	*	327,437	-
* 05/20/09 and 09/02/09.			3,143,681	-

Terra Renewal LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
12% Senior Subordinated Note due 2014 (D)	$1,162,110	*	1,127,650	581,055
6.75% Term Note due 2012 (C)	$27	07/08/11	27	25
6.9% Term Note due 2012 (C)	$1,358,942	05/31/11	1,358,942	1,223,047
Common Stock Class B	55 shs.	*	6,254	-
Limited Partnership Interest of
Saw Mill Capital Fund V, LLC (B)	3.97% int.	*	205,558	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	72 shs.	04/28/06	59,041	-
* 04/28/06 and 09/13/06. ** 03/01/05 and 10/10/08.			2,757,472	1,804,127

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
14.5% Senior Subordinated Note due 2013 (D)	$2,455,561	10/26/07	2,147,354	-
Series B Preferred Stock (B)	182 shs.	03/31/10	-	-
Common Stock (B)	515 shs.	03/31/10	414,051	-
			2,561,405	-
Transpac Holding Company
A designer, importer and wholesaler of home décor and seasonal gift products.
12% Senior Subordinated Note due 2015 (D)	$1,773,006	10/31/07	1,659,788	1,800,823
Common Stock (B)	209 shs.	10/31/07	208,589	52,726
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	94 shs.	10/31/07	87,607	23,806
			1,955,984	1,877,355

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Tranzonic Companies (The)
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2013	$2,712,000	02/05/98	$2,693,185	$2,712,000
Common Stock (B)	630 shs.	02/04/98	630,000	548,819
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	444 shs.	02/05/98	368,832	386,786
			3,692,017	3,647,605
Truck Bodies & Equipment International
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flat-bed bodies, landscape bodies and other accessories.
12% Senior Subordinated Note due 2014 (D)	$2,309,541	*	2,091,334	2,194,064
Preferred Stock Series B (B)	241 shs.	10/20/08	241,172	-
Common Stock (B)	742 shs.	*	800,860	-
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	153 shs.	*	159,894	-
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	1,054 shs.	10/20/08	-	-
* 07/19/05 and 12/22/05.			3,293,260	2,194,064

TruStile Doors, Inc.
A manufacturer and distributor of interior doors.
Limited Liability Company Unit	11,775 uts.	02/28/11	250,000	237,500
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	5,781 shs.	04/11/03	68,059	-
			318,059	237,500
U M A Enterprises, Inc.
An importer and wholesaler of home décor products.
15% Senior Subordinated Note due 2015	$1,854,592	02/08/08	1,830,423	1,854,592
Convertible Preferred Stock (B)	887 shs.	02/08/08	886,956	675,012
			2,717,379	2,529,604
U-Line Corporation
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
12.5% Senior Subordinated Note due 2012	$893,998	04/30/04	878,965	893,997
Common Stock (B)	182 shs.	04/30/04	182,200	96,586
Warrant, exercisable until 2012, to purchase
common stock at $.01 per share (B)	230 shs.	04/30/04	211,736	122,148
			1,272,901	1,112,731

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Visioneering, Inc.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013	$778,235	05/17/07	$775,311	$743,656
13% Senior Subordinated Note due 2014	$648,530	05/17/07	614,086	609,819
18% PIK Convertible Preferred Stock (B)	37,381 shs.	03/13/09	72,519	-
Common Stock (B)	123,529 shs.	05/17/07	123,529	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	35,006 shs.	05/17/07	55,055	-
			1,640,500	1,353,475
Vitex Packaging Group, Inc.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
10% Senior Subordinated PIK Note due 2011	$186,869	10/29/09	183,904	184,734
5% Senior Subordinated PIK Note due 2011 (D)	$850,000	06/30/07	741,532	846,322
Class B Unit (B)	767,881 uts.	10/29/09	348,058	-
Class C Unit (B)	850,000 uts.	10/29/09	780,572	320,328
Limited Liability Company Unit Class A (B)	723,465 uts.	*	433,222	-
Limited Liability Company Unit Class B (B)	182,935 uts.	07/19/04	182,935	-
* 07/19/04 and 10/29/09.			2,670,223	1,351,384

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
12.13% Senior Subordinated Note due 2014	$1,721,250	11/30/06	1,671,134	1,549,125
Common Stock (B)	191 shs.	11/30/06	191,250	10,764
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	95 shs.	11/30/06	86,493	5,374
			1,948,877	1,565,263
Wheaton Holding Corporation
A distributor and manufacturer of laboratory supply products and packaging.
13% Senior Subordinated Note due 2017	$3,000,000	06/08/10	2,760,144	3,045,000
Preferred Stock Series B (B)	2,109 shs.	06/08/10	210,924	160,790
Common Stock (B)	1,058 shs.	06/08/10	1,058	80,629
			2,972,126	3,286,419
Whitcraft Holdings, Inc.
A leading independent manufacturer of precision formed, machined, and fabricated flight-critical aerospace components.
12% Senior Subordinated Note due 2018	$2,383,562	12/16/10	2,199,224	2,455,068
Common Stock (B)	616 shs.	12/16/10	616,438	585,618
Warrant, exercisable until 2015, to purchase
common stock at $.02 per share (B)	166 shs.	12/16/10	148,003	2
			2,963,665	3,040,688

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Workplace Media Holding Company
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015 (D)	$1,235,800	05/14/07	$1,136,081	$617,900
Limited Partnership Interest (B)	23.16% int.	05/14/07	115,804	-
Warrant, exercisable until 2015, to purchase
common stock at $.02 per share (B)	88 shs.	05/14/07	83,462	-
			1,335,347	617,900

Xaloy Superior Holdings, Inc.
A provider of melt processing components and ancillary equipment for both plastic injection molding and extrusion applications.
15.5% Senior Subordinated Note due 2015 (D)	$2,996,751	09/08/08	2,915,542	2,996,751
Common Stock (B)	283 shs.	09/08/08	283,333	535,744
			3,198,875	3,532,495
Total Private Placement Investments (E)			$250,571,601	$236,361,195

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

			Shares or
	Interest	Due	Principal		Market
Corporate Restricted Securities: (A) (Continued)	Rate	Date	Amount	Cost	Value

Rule 144A Securities - 4.95%:

Bonds - 4.91%
AE Escrow Corporation	9.750%	03/15/20	$750,000	$750,000	$720,000
Arch Coal, Inc.	7.000	06/15/19	150,000	150,000	142,500
Arch Coal, Inc.	7.250	06/15/21	105,000	105,000	101,062
Audatex North America, Inc.	6.750	06/15/18	250,000	250,000	248,125
Calpine Corporation	7.500	02/15/21	750,000	772,003	716,250
Cemex Finance LLC	9.500	12/14/16	375,000	389,587	271,875
CIT Group, Inc.	7.000	05/04/15	1,000,000	1,013,069	992,500
Coffeyville Resources LLC	9.000	04/01/15	54,000	53,803	56,700
Community Choice Financial, Inc.	1.000	05/01/19	505,000	515,857	489,850
First Data Corporation	7.375	06/15/19	850,000	853,402	754,375
FMG Resources	7.000	11/01/15	750,000	779,604	697,500
Georgia Gulf Corporation	9.000	01/15/17	190,000	194,283	191,900
Goodrich Petroleum Corporation	8.875	03/15/19	360,000	360,000	347,400
HCA Holdings, Inc.	7.750	05/15/21	1,000,000	1,049,306	937,500
Huntington Ingalls Indus	7.125	03/15/21	750,000	781,625	695,625
International Automotive Component	9.125	06/01/18	375,000	375,000	350,625
Mylan, Inc.	6.000	11/15/18	750,000	758,770	729,375
Nexeo Solutions LLC	8.375	03/01/18	40,000	40,000	39,500
Packaging Dynamics Corporation of America	10.000	05/01/16	1,050,000	1,050,000	1,029,000
Pinafore LLC	9.000	10/01/18	297,000	297,000	304,425
Pittsburgh Glass Works, LLC	8.500	04/15/16	70,000	70,000	64,400
Reynolds Group Escrow, LLC	7.750	10/15/16	750,000	798,272	751,875
SandRidge Energy, Inc.	8.000	06/01/18	360,000	363,392	338,400
Seagate HDD Cayman	7.000	11/01/21	400,000	400,000	368,000
Valeant Pharmaceuticals International	6.750	10/01/17	70,000	69,671	64,487
Valeant Pharmaceuticals International	7.000	10/01/20	880,000	881,917	778,800
Visteon Corporation	6.750	04/15/19	200,000	200,000	180,000
Total Bonds				13,321,561	12,362,049
Convertible Preferred Stock - 0.00%
ETEX Corporation (B)			777	-	-
Total Convertible Preferred Stock				-	-

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

			Market
Corporate Restricted Securities: (A) (Continued)	Shares	Cost	Value

Preferred Stock - 0.04%
Ally Financial	143	$45,009	$95,761
TherOX, Inc. (B)	103	-	-
Total Preferred Stock		45,009	95,761

Common Stock - 0.00%
Touchstone Health Partnership (B)	1,168	-	-
Total Common Stock		-	-

Total Rule 144A Securities		13,366,570	12,457,810

Total Corporate Restricted Securities		$263,938,171	$248,819,005

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

	Interest	Due	Principal		Market
Corporate Public Securities - 8.34%: (A)	Rate	Date	Amount	Cost	Value

Bonds - 8.23%
Affinia Group, Inc.	9.000%	11/30/14	$50,000	$48,982	$48,250
Alere, Inc.	9.000	05/15/16	700,000	745,809	668,500
Alliant Techsystems, Inc.	6.750	04/01/16	750,000	773,080	751,875
American Axle & Manufacturing Holding, Inc.	7.875	03/01/17	750,000	632,992	705,000
Ball Corporation	5.750	05/15/21	750,000	740,938	729,375
B E Aerospace, Inc.	6.875	10/01/20	850,000	871,611	886,125
Berry Plastics Corporation (C)	5.039	02/15/15	500,000	477,718	462,500
CCO Holdings Capital Corporation	7.250	10/30/17	750,000	771,640	750,000
Chaparral Energy, Inc.	8.875	02/01/17	1,000,000	994,720	970,000
Chemtura Corporation	7.875	09/01/18	500,000	531,364	490,000
Clean Harbors, Inc.	7.625	08/15/16	60,000	62,476	62,550
Cooper-Standard Automotive	8.500	05/01/18	750,000	802,517	765,000
Crosstex Energy L.P.	8.875	02/15/18	225,000	220,993	230,625
Easton-Bell Sports, Inc.	9.750	12/01/16	320,000	327,227	334,400
Energy Future Holdings	10.000	01/15/20	400,000	402,912	388,000
Energy Transfer Equity LP	7.500	10/15/20	100,000	100,000	102,750
Evertec, Inc.	11.000	10/01/18	585,000	604,686	608,400
Fidelity National Information	7.625	07/15/17	100,000	100,000	104,000
Fidelity National Information	7.875	07/15/20	125,000	125,000	130,000
Headwaters, Inc.	7.625	04/01/19	850,000	850,239	650,250
Health Management Association	6.125	04/15/16	750,000	775,607	736,875
Hertz Corporation	6.750	04/15/19	750,000	738,046	680,625
Inergy, L.P.	7.000	10/01/18	200,000	200,000	188,000
Landry’s Restaurants, Inc.	11.625	12/01/15	165,000	175,136	165,825
Libbey Glass, Inc.	10.000	02/15/15	113,000	117,219	118,368
LIN Television Corporation	8.375	05/15/13	190,000	192,367	191,900
Mediacom Broadband LLC	8.500	10/15/15	750,000	769,464	746,250
Michael Foods, Inc.	9.750	07/15/18	75,000	75,000	77,437
Nexstar Broadcasting Group, Inc.	8.875	04/15/17	175,000	174,060	172,813
NRG Energy, Inc.	8.500	06/15/19	750,000	775,542	723,750
Omnicare, Inc.	7.750	06/01/20	75,000	75,000	76,500
Pinnacle Foods Finance LLC	9.250	04/01/15	300,000	306,388	297,750
Precision Drilling Corporation	6.625	11/15/20	750,000	775,147	731,250
Pregis Corporation	12.375	10/15/13	1,000,000	993,548	910,000
Quebecor Media, Inc.	7.750	03/15/16	1,050,000	1,003,771	1,047,375
Quiksilver, Inc.	6.875	04/15/15	315,000	296,693	280,350
RailAmerica, Inc.	9.250	07/01/17	240,000	232,261	259,800
Spectrum Brands, Inc.	9.500	06/15/18	125,000	123,488	133,125
Sprint Nextel Corporation	6.000	12/01/16	1,000,000	1,029,768	860,000

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

			Shares or
	Interest	Due	Principal		Market
Corporate Public Securities - (A) (Continued)	Rate	Date	Amount	Cost	Value

Tekni-Plex, Inc.	8.750%	11/15/13	$579,000	$581,207	$499,387
Thermadyne Holdings Corporation	9.000	12/15/17	750,000	802,653	735,000
Trimas Corporation	9.750	02/01/15	75,000	73,730	78,375
Tutor Perini Corporation	7.625	11/01/18	700,000	721,469	598,500
United Rentals, Inc.	10.875	06/15/16	125,000	122,217	135,000
Venoco, Inc.	8.875	02/15/19	500,000	510,021	430,000
Total Bonds				21,824,706	20,711,855

Common Stock - 0.11%
Bally Total Fitness Holding Corporation (B)			29	2	10
Chase Packaging Corporation (B)			9,541	-	487
Intrepid Potash, Inc. (B)			365	11,680	9,078
Nortek, Inc. (B)			175	1	3,763
Rue21, Inc. (B)			650	12,350	14,748
Supreme Industries, Inc. (B)			125,116	267,319	257,739
Total Common Stock				291,352	285,825

Total Corporate Public Securities				$22,116,058	$20,997,680

	Interest	Due	Principal		Market
Short-Term Securities:	Rate/Yield^	Date	Amount	Cost	Value

Commercial Paper - 2.83%
Detroit Edison Company	0.300%	10/03/11	$2,110,000	$2,109,965	$2,109,965
Glencore Funding LLC	0.500	10/03/11	4,000,000	3,999,889	3,999,889
Harris Corporation	0.320	10/06/11	1,000,000	999,955	999,955
Total Short-Term Securities				$7,109,809	$7,109,809

Total Investments	110.05%			$293,164,038	$276,926,494
Other Assets	3.09				7,761,405
Liabilities	(13.14)				(33,052,728)
Total Net Assets	100.00%				$251,635,171

(A)	In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Variable rate security; rate indicated is as of September 30, 2011.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid security. As of September 30, 2011, the value of these securities amounted to $236,361,195 or 93.93% of net assets.
^ Effective yield at purchase
PIK - Payment-in-kind

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

Industry Classification:	Fair Value/ Market Value		Fair Value/ Market Value

AEROSPACE - 4.19%		BROADCASTING & ENTERTAINMENT - 0.39%
A E Company, Inc.	$3,012,453	LIN Television Corporation	$191,900
Alliant Techsystems, Inc.	751,875	Nexstar Broadcasting Group, Inc.	172,813
B E Aerospace, Inc.	886,125	Sundance Investco LLC	-
MEREX Holding Corporation	1,490,013	Telecorps Holdings, Inc.	-
Visioneering, Inc.	1,353,475	Workplace Media Holding Company	617,900
Whitcraft Holdings, Inc.	3,040,688		982,613
	10,534,629	BUILDINGS & REAL ESTATE - 2.68%
AUTOMOBILE - 4.97%		K W P I Holdings Corporation	2,965,103
American Axle & Manufacturing Holding, Inc.	705,000	Sunrise Windows Holding Company	2,947,783
Audatex North America, Inc.	248,125	TruStile Doors, Inc.	237,500
Cooper-Standard Automotive	765,000	Tutor Perini Corporation	598,500
F H Equity LLC	3,172,751		6,748,886
International Automotive Component	350,625	CHEMICAL, PLASTICS & RUBBER - 1.07%
J A C Holding Enterprises, Inc.	2,602,832	Capital Specialty Plastics, Inc.	1,171,687
Jason Partners Holdings LLC	48,185	Nicoat Acquisitions LLC	1,517,174
Nyloncraft, Inc.	2,042,989		2,688,861
Ontario Drive & Gear Ltd.	1,572,018	CONSUMER PRODUCTS - 9.79%
Pittsburgh Glass Works, LLC	64,400	Aero Holdings, Inc.	3,055,792
Qualis Automotive LLC	765,981	Bravo Sports Holding Corporation	2,291,399
Visteon Corporation	180,000	Custom Engineered Wheels, Inc.	2,527,772
	12,517,906	Easton-Bell Sports, Inc.	334,400
BEVERAGE, DRUG & FOOD - 6.58%		K N B Holdings Corporation	4,440,112
Eatem Holding Company	3,210,042	Manhattan Beachwear Holding Company	5,433,952
F F C Holding Corporation	3,143,638	R A J Manufacturing Holdings LLC	2,914,002
Golden County Foods Holding, Inc.	-	Tranzonic Companies (The)	3,647,605
Hospitality Mints Holding Company	2,674,878		24,645,034
Landry’s Restaurants, Inc.	165,825
Michael Foods, Inc.	77,437
Snacks Parent Corporation	3,095,023
Spartan Foods Holding Company	1,434,375
Specialty Commodities, Inc.	2,762,450
	16,563,668

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value		Fair Value/ Market Value

CONTAINERS, PACKAGING & GLASS - 5.66%		DIVERSIFIED/CONGLOMERATE, SERVICE - 10.02%
Ball Corporation	$729,375	A S C Group, Inc.	$3,275,827
Berry Plastics Corporation	462,500	A W X Holdings Corporation	661,500
Chase Packaging Corporation	487	Advanced Technologies Holdings	3,311,646
Flutes, Inc.	872,466	Affinia Group, Inc.	48,250
P K C Holding Corporation	3,553,118	Apex Analytix Holding Corporation	2,498,119
P P T Holdings LLC	3,118,065	Associated Diversified Services	1,766,558
Packaging Dynamics Corporation of America	1,029,000	Clough, Harbour and Associates	2,744,070
Paradigm Packaging, Inc.	1,712,638	Crane Rental Corporation	2,250,174
Pregis Corporation	910,000	Insurance Claims Management, Inc.	390,485
Tekni-Plex, Inc.	499,387	Mail Communications Group, Inc.	1,435,083
Vitex Packaging Group, Inc.	1,351,384	Nesco Holdings Corporation	3,521,284
	14,238,420	Nexeo Solutions LLC	39,500
DISTRIBUTION - 1.71%		Northwest Mailing Services, Inc.	3,259,922
Duncan Systems, Inc.	1,376,074	Pearlman Enterprises, Inc.	-
F C X Holdings Corporation	2,919,380		25,202,418
	4,295,454	ELECTRONICS - 1.45%
DIVERSIFIED/CONGLOMERATE,		Barcodes Group, Inc.	2,544,361
MANUFACTURING - 15.63%		Connecticut Electric, Inc.	1,092,322
A H C Holding Company, Inc.	2,945,604		3,636,683
Arrow Tru-Line Holdings, Inc.	1,194,561	FINANCIAL SERVICES - 1.15%
C D N T, Inc.	1,381,386	Ally Financial	95,761
F G I Equity LLC	3,096,791	Cemex Finance LLC	271,875
G C Holdings	3,090,006	CIT Group, Inc.	992,500
K P H I Holdings, Inc.	3,352,934	Community Choice Financial, Inc.	489,850
K P I Holdings, Inc.	2,647,717	Pinafore LLC	304,425
LPC Holding Company	3,048,090	Reynolds Group Escrow, LLC	751,875
MEGTEC Holdings, Inc.	2,900,342		2,906,286
Milwaukee Gear Company	2,915,680	HEALTHCARE, EDUCATION & CHILDCARE - 7.08%
Nortek, Inc.	3,763	Alere, Inc.	668,500
O E C Holding Corporation	1,496,156	American Hospice Management Holding LLC	4,261,205
Postle Aluminum Company LLC	5,443,591	CHG Alternative Education Holding Company	2,325,239
Trimas Corporation	78,375	Marshall Physicians Services LLC	1,508,586
Truck Bodies & Equipment International	2,194,064	Strata/WLA Holding Corporation	3,050,345
Xaloy Superior Holdings, Inc.	3,532,495	Synteract Holdings Corporation	2,719,369
	39,321,555	Touchstone Health Partnership	-
		Wheaton Holding Corporation	3,286,419
			17,819,663

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Corporate Investors
September 30, 2011
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value		Fair Value/ Market Value

HOME & OFFICE FURNISHINGS, HOUSEWARES &		MEDICAL DEVICES/BIOTECH - 5.77%
DURABLE CONSUMER PRODUCTS - 6.55%		Chemtura Corporation	$490,000
Connor Sport Court International, Inc.	$2,610,990	Coeur, Inc.	1,283,037
H M Holding Company	342,550	E X C Acquisition Corporation	105,510
Home Décor Holding Company	2,493,047	Evertec, Inc.	608,400
K H O F Holdings, Inc.	277,096	HCA Holdings, Inc.	937,500
Libbey Glass, Inc.	118,368	Health Management Association	736,875
Monessen Holding Corporation	637,500	MedSystems Holdings LLC	1,388,966
Quiksilver, Inc.	280,350	MicroGroup, Inc.	1,611,368
Royal Baths Manufacturing Company	556,912	Mylan, Inc.	729,375
Spectrum Brands, Inc.	133,125	NT Holding Company	3,079,569
Stanton Carpet Holding Company	1,952,719	OakRiver Technology, Inc.	574,796
Transpac Holding Company	1,877,355	Omnicare, Inc.	76,500
U M A Enterprises, Inc.	2,529,604	Precision Wire Holding Company	2,887,698
U-Line Corporation	1,112,731	TherOX, Inc.	-
Wellborn Forest Holding Company	1,565,263		14,509,594
	16,487,610	MINING, STEEL, IRON & NON-PRECIOUS METALS - 1.95%
LEISURE, AMUSEMENT & ENTERTAINMENT- 1.39%		FMG Resources	697,500
Bally Total Fitness Holding Corporation	10	Glencore Funding LLC	3,999,889
Savage Sports Holding, Inc.	3,500,710	T H I Acquisition, Inc.	214,909
	3,500,720		4,912,298
MACHINERY - 7.96%		NATURAL RESOURCES - 1.41%
A S A P Industries LLC	1,867,036	Arch Coal, Inc.	243,562
Davis-Standard LLC	2,815,762	Detroit Edison Company	2,109,965
E S P Holdco, Inc.	2,616,895	Georgia Gulf Corporation	191,900
M V I Holding, Inc.	1,241,248	Headwaters, Inc.	650,250
Motion Controls Holdings	3,109,496	Intrepid Potash, Inc.	9,078
NetShape Technologies, Inc.	970,573	SandRidge Energy, Inc.	338,400
Pacific Consolidated Holdings LLC	891,759		3,543,155
Power Services Holding Company	2,735,076
R E I Delaware Holding, Inc.	2,799,411
Supreme Industries, Inc.	257,739
Thermadyne Holdings Corporation	735,000
	20,039,995

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2011
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

OIL & GAS - 3.90%		TRANSPORTATION - 1.00%
Coffeyville Resources LLC	$56,700	AE Escrow Corporation	$720,000
Chaparral Energy, Inc.	970,000	Hertz Corporation	680,625
Energy Transfer Equity LP	102,750	Huntington Ingalls Indus	695,625
Goodrich Petroleum Corporation	347,400	NABCO, Inc.	156,250
International Offshore Services LLC	1,912,500	RailAmerica, Inc.	259,800
MBWS Ultimate Holdco, Inc.	5,253,373		2,512,300
Precision Drilling Corporation	731,250	UTILITIES - 0.89%
Venoco, Inc.	430,000	Calpine Corporation	716,250
	9,803,973	Crosstex Energy L.P.	230,625
PHARMACEUTICALS - 1.59%		Energy Future Holdings	388,000
CorePharma LLC	3,167,534	Inergy, L.P.	188,000
Valeant Pharmaceuticals International	843,287	NRG Energy, Inc.	723,750
	4,010,821		2,246,625
PUBLISHING/PRINTING - 0.65%		WASTE MANAGEMENT/POLLUTION - 0.74%
Newark Group, Inc.	598,439	Clean Harbors, Inc.	62,550
Quebecor Media, Inc.	1,047,375	Terra Renewal LLC	1,804,127
	1,645,814	Torrent Group Holdings, Inc.	-
RETAIL STORES - 0.18%			1,866,677
Pinnacle Foods Finance LLC	297,750	Total Investments - 110.05%
Rue21, Inc.	14,748		$276,926,494
United Rentals, Inc.	135,000
	447,498
TECHNOLOGY - 1.84%
Fidelity National Information	234,000
First Data Corporation	754,375
Seagate HDD Cayman	368,000
Sencore Holding Company	441,346
Smart Source Holdings LLC	2,826,701
	4,624,422
TELECOMMUNICATIONS - 1.86%
All Current Holding Company	1,316,711
CCO Holdings Capital Corporation	750,000
Harris Corporation	999,955
Mediacom Broadband LLC	746,250
Sprint Nextel Corporation	860,000
	4,672,916

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	MassMutual Corporate Investors
(Unaudited)

1.	History

MassMutual Corporate Investors (the “Trust”) commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was reorganized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts, effective November 28, 1985.

The Trust is a diversified closed-end management investment company. Babson Capital Management LLC (“Babson Capital”), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), acts as its investment adviser. The Trust’s investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust’s principal investments are privately placed, below-investment grade, long-term debt obligations with equity features such as common stock, warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers in private placement transactions. These investments are typically mezzanine debt instruments with accompanying private equity securities made to small or middle market companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay capital.

On January 27,1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary of the Trust (“MMCI Subsidiary Trust”) for the purpose of holding certain investments. The results of MMCI Subsidiary Trust are consolidated in the accompanying financial statements. Footnote 2.D below discusses the Federal tax consequences of the MMCI Subsidiary Trust.
Act of 1933, as amended (the “1933 Act”) or pursuant to a transaction that is exempt from registration under the 1933 Act. Restricted securities that are valued using public information, such as observable trades or market quotations, are reflected as restricted securities at market value. Valuation of securities in the Trust’s portfolio is made on the basis of the market price whenever market quotations are readily available.

The value of restricted securities at fair value, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust’s Board of Trustees (the “Trustees”). Each restricted security is valued by the Trustees at the time of its acquisition and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered in the valuation of debt and equity securities at fair value are the results of various valuation methods, which may include comparable company valuation analyses, discounted future cash flow models and recent private transactions. As part of the valuation process, we may take into account the following types of factors, if relevant, in determining the fair value of our investments: the enterprise value of a portfolio company (an estimate of the total fair value of the portfolio company’s debt and equity), the portfolio company’s earnings, the markets in which the portfolio company does business, a comparison of the portfolio company’s securities to publicly traded securities, changes in the interest rate environment and the credit markets generally that may affect the price at which similar investments may be made in the future and other relevant factors. Consideration is also given to corporate governance, marketability, company and industry results and outlooks, and general market conditions. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other investors or the price that may be realized on the actual sale of the security. All of these factors are in accordance with the authoritative guidance on fair value measurements under accounting principles generally accepted in the United States of America (“U.S. GAAP”). In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the 1933 Act and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

A. Valuation of Investments:
Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be “restricted securities.” Generally speaking, as contrasted with open-market sales of unrestricted securities (public securities), which may be effected immediately if the market is adequate, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

The Trustees meet at least once each quarter to approve the value of the Trust’s portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital. In making valuations, the Trustees will consider reports by Babson Capital analyzing each portfolio security in accordance with the relevant factors referred to above. Babson Capital has agreed to provide such reports to the Trust at least quarterly. The consolidated financial statements include private placement restricted securities valued at $236,361,195 (93.93% of net assets) as of September 30, 2011 whose values have been estimated by the Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

The values for Rule 144A restricted securities and corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of September 30, 2011, subject to discount where appropriate, and are approved by the Trustees.

Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Trust discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1  - quoted  prices  in  active  markets  for  identical securities

Level 2  - other  significant  observable  inputs  (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant  unobservable  inputs  (including  the Trust’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Trust’s net assets as of September 30, 2011:

Assets:	Total	Level 1	Level 2	Level 3

Restricted Securities
Corporate Bonds	$202,762,044	$-	$12,362,049	$190,399,995
Common Stock - U.S.	21,184,577	-	-	21,184,577
Preferred Stock	12,062,648	-	95,761	11,966,887
Partnerships and LLCs	12,809,736	-	-	12,809,736
Public Securities
Corporate Bonds	20,711,855	-	20,711,855	-
Common Stock - U.S.	285,825	285,815	-	10
Short-term Securities	7,109,809	-	7,109,809	-

Total	$276,926,494	$285,815	$40,279,474	$236,361,205

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)	MassMutual Corporate Investors
(Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

								Unrealized
								gains & losses
	Beginning	Accrued	Total gains or losses			Transfers in and/or	Ending	in net income from
	balance at	discounts/	realized/			out of	balance at	assets
Assets:	12/31/2010	premiums	unrealized	Purchases	Sales	Level 3	09/30/2011	still held

Restricted Securities
Corporate Bonds	$190,859,745	$1,095,475	$(6,118,362)	$26,782,198	$(22,219,061)	$-	$190,399,995	$(6,499,910)
Common Stock - U.S.	14,856,116	-	6,204,425	1,407,068	(1,283,032)	-	21,184,577	5,853,769
Preferred Stock	9,311,982	-	1,805,110	869,437	(19,642)	-	11,966,887	1,785,468
Partnerships and LLCs	8,555,269	-	3,970,369	769,119	(485,021)	-	12,809,736	3,787,115
Public Securities
Common Stock	-	-	10	-		-	10	10
	$223,583,112	$1,095,475	$5,861,552	$29,827,822	$(24,006,756)	$-	$236,361,205	$4,926,452

B. Accounting for Investments:
Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

C.     Use of Estimates:
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

D.     Federal Income Taxes:
The Trust has elected to be taxed as a “regulated investment company” under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that Trustees either designate the net realized long-term gains as undistributed and pay the Federal capital gains taxes thereon or distribute all or a portion of such net gains.
The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust’s pro rata share of income allocable to the Trust by a partnership operating company. The Trust’s violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMCI Subsidiary Trust (described in Footnote 1 above) was formed in order to allow investment in such securities without adversely affecting the Trust’s status as a regulated investment company.

The MMCI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the MMCI Subsidiary Trust, all of the MMCI Subsidiary Trust’s taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. As of September 30, 2011, the MMCI Subsidiary Trust has incurred income tax expense of $82,221.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of the existing assets and liabilities and their respective tax basis. As of September 30, 2011, the MMCI Subsidiary Trust has a deferred tax liability of $1,160,921.

Beginning with the 2009 annual financial statements, the Trust recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and precedents. If this threshold is met, the Trust measures the tax benefit as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Trust has evaluated and determined that the tax positions did not have a material effect on the Trust’s financial position and results of operations for the nine months ended September 30, 2011.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

	E. Distributions to Shareholders: The Trust records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Trust’s net investment income dividend is declared four times per year, in April, July, October, and December. The Trust’s net realized capital gain distribution, if any, is declared in December.	4.	Senior Indebtedness

MassMutual holds the Trust’s $30,000,000 Senior Fixed Rate Convertible Note (the “Note”) issued by the Trust on November 15, 2007. The Note is due November 15, 2017 and accrues interest at 5.28% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the nine months ended September 30, 2011, the Trust incurred total interest expense on the Note of $1,188,000.

The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus a Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Note proposed to be redeemed.

3.	Investment Services Contract

A. Services:
Under an Investment Services Contract (the “Contract”) with the Trust, Babson Capital agrees to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson Capital represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust’s investments. Under the Contract, Babson Capital also provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

B.     Fee:
For its services under the Contract, Babson Capital is paid a quarterly investment advisory fee of 0.3125% of the net asset value of the Trust as of the last business day of each fiscal quarter, which is approximately equal to 1.25% annually. A majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital, approve the valuation of the Trust’s net assets as of such day.

		5.	Purchases and Sales of Investments

				For the nine
				months ended
				09/30/2011
				Cost of	Proceeds from
				Investments	Sales or
				Acquired	Maturities

			Corporate restricted securities	$41,739,373	$27,428,362

			Corporate public securities	9,761,750	3,659,558

The aggregate cost of investments is substantially the same for financial reporting and Federal income tax purposes as of September 30, 2011. The net unrealized depreciation of investments for financial reporting and Federal tax purposes as of September 30, 2011 is $16,237,544 and consists of $27,591,624 appreciation and $43,829,168 depreciation.

Net unrealized depreciation of investments on the Statement of Assets and Liabilities reflects the balance net of a deferred tax accrual of $1,160,921 on net unrealized gains on the MMCI Subsidiary Trust.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)	MassMutual Corporate Investors
(Unaudited)

6. Quarterly Results of Investment Operations

	March 31, 2011
	Amount	Per Share
Investment income	$7,749,271
Net investment income	6,390,431	$0.34
Net realized and unrealized
gain on investments (net of taxes)	2,457,551	0.13

	June 30, 2011
	Amount	Per Share
Investment income	$8,497,911
Net investment income	7,090,842	$0.37
Net realized and unrealized
gain on investments (net of taxes)	2,583,438	0.14

	September 30, 2011
	Amount	Per Share
Investment income	$7,469,197
Net investment income	6,079,008	$0.32
Net realized and unrealized
loss on investments (net of taxes)	(975,066)	(0.05)

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MassMutual Corporate Investors

Members of the
Board of
Trustees

Donald Glickman

Robert E. Joyal

William J. Barrett

Michael H. Brown*

Donald E. Benson*

Clifford M. Noreen

Martin T. Hart

Maleyne M. Syracuse*

*Member of the Audit Committee

Officers

Clifford M. Noreen
Chairman

Michael L. Klofas
President

James M. Roy
Vice President & Chief
Financial Officer

Christopher A. DeFrancis
Vice President & Secretary

Michael P. Hermsen
Vice President

Mary Wilson Kibbe
Vice President

Richard E. Spencer, II
Vice President

Daniel J. Florence
Treasurer

John T. Davitt, Jr.
Comptroller

Melissa M. LaGrant
Chief Compliance Officer

DIVIDEND REINVESTMENT AND SHARE PURCHASE PLAN

MassMutual Corporate Investors offers a Dividend Reinvestment and Share Purchase Plan (the “Plan”). The Plan provides a simple way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the investment of cash dividends in Trust shares purchased in the open market. A shareholder may join the Plan by filling out and mailing an authorization card to Shareholder Financial Services, Inc., the Transfer Agent.

Participating shareholders will continue to participate until they notify the Transfer Agent, in writing, of their desire to terminate participation. Unless a shareholder elects to participate in the Plan, he or she will, in effect, have elected to receive dividends and distributions in cash. Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $10 nor more than $5,000 per quarter. Cash contributions must be received by the Transfer Agent at least five days (but no more then 30 days) before the payment date of a dividend or distributions.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment.

When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in anyway, relieve participating shareholders of any Federal, state or local tax. For Federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Transfer Agent for MassMutual Corporate Investors’ Dividend Reinvestment and Share Purchase Plan, P.O. Box 173673, Denver, CO 80217-3673.